Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance	3,637,249	5,136,297	2,255,492
Granted			3,060,000
Exercised	(2,113,094)	(734,048)	(179,195)
Forfeited	(252,000)	(765,000)
Ending Balance	1,272,155	3,637,249	5,136,297	2,255,492
Beginning Balance	$ 9.27	$ 15.34	$ 5.44
Options vested and expect to vest at May 31, 2014	1,272,155
Granted			$ 12.19
Options exercisable at May 31, 2014	810,155
Exercised	$ 8.37	$ 7.81	$ 4.41
Forfeited	$ 12.19	$ 12.91
Ending Balance	$ 10.18	$ 9.27	$ 15.34	$ 5.44
Options outstanding, Beginning balance	$ 47,503	$ 57,371	$ 53,046
Options vested and expect to vest at May 31, 2014	$ 10.18
Granted
Options exercisable at May 31, 2014	$ 9.03
Exercised
Options outstanding	6 years 2 months 12 days	6 years 4 months 21 days	7 years 5 months 5 days	5 years 2 months 12 days
Forfeited
Options vested and expect to vest	6 years 2 months 12 days
Options outstanding, Ending Balance	19,898	47,503	57,371	53,046
Options exercisable	5 years 4 months 24 days
Options vested and expect to vest at May 31, 2014	19,898
Options exercisable at May 31, 2014	$ 13,601